Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

LCV-16-01 1.918632.107	July 6, 2016

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class T, Class B and Class C
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

ALCV-16-02 1.847519.116	July 6, 2016

Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class I
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

ALCVI-16-01 1.855556.115	July 6, 2016

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

LDT-16-01 1.962372.102	July 6, 2016

Supplement to the
Fidelity® Series Stock Selector Large Cap Value Fund
Class F
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

LDT-F-16-01 1.962373.102	July 6, 2016

Supplement to the
Fidelity Advisor® Series Stock Selector Large Cap Value Fund
March 31, 2016
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

John Sheehy (co-manager) has managed the fund since June 2016.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

John Sheehy is co-manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Sheehy has worked as an equity research analyst and portfolio manager.

ALDTI-16-01 1.962374.102	July 6, 2016